Scharf Global Opportunity Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 89.66%	Value
	Aerospace and Defense - 3.33%
2,093	Lockheed Martin Corp.	$742,973
	Auto Components - 0.19%
10,108	Nexen Corp. (b)	43,082
	Beverages - 1.98%
3,958	Heineken N.V. (b)	441,073
	Biotechnology - 2.11%
3,021	Alexion Pharmaceuticals, Inc. (a)	472,001
	Diversified Financial Services - 3.72%
3,577	Berkshire Hathaway, Inc. - Class B (a)	829,399
	Food Products - 3.86%
13,127	Danone (b)	862,122
	Health Care Providers & Services - 14.52%
15,628	Centene Corp. (a)	938,149
16,299	CVS Health Corp.	1,113,222
4,928	McKesson Corp.	857,078
2,773	Quest Diagnostics, Inc.	330,458
		3,238,907
	Hotels, Restaurants & Leisure - 2.96%
152,605	Domino's Pizza Group plc (b)	659,453
	Household Durables - 3.91%
8,640	Sony Corp. - ADR	873,504
	Insurance - 8.12%
79,815	AIA Group Ltd. (b)	978,068
806	Markel Corp. (a)	832,840
		1,810,908
	Interactive Media & Services - 6.15%
6,343	Baidu, Inc. - ADR (a)	1,371,610
	Media - 8.60%
15,637	Comcast Corp. - Class A	819,379
133,478	Grupo Televisa S.A.B. - ADR (a)	1,099,859
		1,919,238
	Metals & Mining - 3.78%
37,073	Barrick Gold Corp. (b)	844,523
	Personal Products - 3.45%
12,744	Unilever plc - ADR	769,228
	Pharmaceuticals - 10.42%
4,864	Johnson & Johnson	765,496
9,444	Novartis AG - ADR	891,797
15,220	Roche Holding AG - ADR	667,245
		2,324,538
	Road & Rail - 1.68%
1,841	Kansas City Southern	375,803
	Software - 6.75%
2,983	Microsoft Corp.	663,479
13,019	Oracle Corp.	842,199
		1,505,678
	Specialty Retail - 4.13%
5,855	Advance Auto Parts, Inc.	922,221
	TOTAL COMMON STOCKS (Cost $16,063,381)	20,006,261

	PREFERRED STOCKS - 10.38%
	Auto Components - 0.40%
14,157	Nexen Corp., 2.67% (b)	41,508
19,025	Nexen Tire Corp., 4.16% (b)	46,323
		87,831
	Capital Markets - 0.47%
1,800	Korea Investment Holdings Co., Ltd., 4.66% (b)	105,220
	Containers & Packaging - 0.05%
5,450	NPC, 4.60% (b)	11,464
	Personal Products - 0.35%
1,870	AMOREPACIFIC Group., 1.51% (b)	34,773
65	LG Household & Health Care Ltd., 1.54% (b)	42,962
		77,735
	Technology Hardware, Storage & Peripherals - 9.11%
30,005	Samsung Electronics Co., Ltd., 1.44% (b)	2,032,927
	TOTAL PREFERRED STOCKS (Cost $895,246)	2,315,177

	MONEY MARKET FUND - 0.94%
210,323	First American Treasury Obligations Fund, Class Z, 0.03% (c)	210,323
	TOTAL MONEY MARKET FUND (Cost $210,323)	210,323

	Total Investments in Securities (Cost $17,168,950) - 100.98%	22,531,761
	Liabilities in Excess of Other Assets - (0.98)%	(218,896)
	TOTAL NET ASSETS - 100.00%	$22,312,865

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	47.1%
Republic of Korea	10.5%
Switzerland	7.0%
United Kingdom	6.4%
China	6.1%
Mexico	4.9%
Hong Kong	4.4%
Japan	3.9%
France	3.9%
Canada	3.8%
Netherlands	2.0%
100.0%

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

Scharf Global Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$3,290,848	$-	$-	$3,290,848
Consumer Discretionary	2,498,260	-	-	2,498,260
Consumer Staples	2,072,423	-	-	2,072,423
Financials	2,640,307	-	-	2,640,307
Health Care	6,035,446	-	-	6,035,446
Industrials	1,118,776	-	-	1,118,776
Information Technology	1,505,678	-	-	1,505,678
Materials	844,523	-	-	844,523
Total Common Stocks	20,006,261	-	-	20,006,261
Preferred Stocks
Consumer Discretionary	87,831	-	-	87,831
Consumer Staples	77,735	-	-	77,735
Financials	105,220	-	-	105,220
Information Technology	2,032,927	-	-	2,032,927
Materials	11,464	-	-	11,464
Total Preferred Stocks	2,315,177	-	-	2,315,177
Money Market Fund	210,323	-	-	210,323
Total Investments in Securities	$22,531,761	$-	$-	$22,531,761

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.